Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	11,891,930	8,015,176
Allowance for expected credit losses	(650,396)	(1,009,780)
Accounts Receivable, net	11,241,534	7,005,396

Schedule of Allowance for Doubtful Accounts

The movements of the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	(322,873)	(536,414)	(650,396)
Adoption of ASU 2016-13	(29,923)	—	—
Provision for expected credit losses	(301,601)	(180,174)	(425,835)
Reversal of expected credit losses	116,318	52,911	98,045
Foreign currency translation	1,665	13,281	(31,594)
Balance at the end of the year	(536,414)	(650,396)	(1,009,780)